Post-employment Benefits - Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Remeasurement of Other Comprehensive Income Loss Related to Post Employment Benefits [abstract]
Actuarial gains and losses (+/-)	kr 1,210	kr (1,955)
The effect of asset ceiling	27	254
Swedish special payroll taxes 1)	(267)	(65)
Total	kr 970	kr (1,766)	kr (2,026)